Marketable debt securities - Breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable debt securities
Financial liabilities held for trading	€ 70,343	€ 107,634	€ 107,624	€ 108,765
Financial liabilities designated at fair value through profit or loss	68,058	59,616	59,616	40,263
Financial liabilities at amortized cost	1,171,630	1,126,069	1,126,069	1,044,240
Total financial liabilities	187,909		190,314	149,398
Debt instruments liability
Marketable debt securities
Financial liabilities designated at fair value through profit or loss	2,305	3,056	3,056	2,791
Financial liabilities at amortized cost	244,314	€ 214,910	214,910	226,078
Total financial liabilities	246,619		217,966	228,869
Debt instruments liability | Bonds and Debentures and Subordinated Liabilities and Notes and Other Securities
Marketable debt securities
Total financial liabilities	246,619		217,966	228,869
Debt instruments liability | Bonds and debentures
Marketable debt securities
Total financial liabilities	195,498		176,719	183,278	€ 182,073
Debt instruments liability | Subordinated liabilities
Marketable debt securities
Total financial liabilities	23,676		21,382	19,873
Debt instruments liability | Notes and other securities
Marketable debt securities
Total financial liabilities	€ 27,445		€ 19,865	€ 25,718